Document and Entity Information	Jul. 30, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2021
Entity Registrant Name	ROVER GROUP, INC.
Entity Central Index Key	0001826018
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39774
Entity Tax Identification Number	85-3147201
Entity Address, Address Line One	720 Olive Way
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	888
Local Phone Number	453-7889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock, Par Value $0.0001 Per Share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ROVR
Security Exchange Name	NASDAQ
Redeemable Warrants, Each Whole Warrant Exercisable for One Share of Class A Common Stock at an Exercise Price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ROVRW
Security Exchange Name	NASDAQ